Cash Distributions and Earnings per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net (loss)/ income	$ (16,807)	$ 11,355	$ (16,598)	$ 22,234
Earnings attributable to:
Earnings per unit (basic and diluted):	$ (0.2)	$ 0.13	$ (0.2)	$ 0.25
Common unit holders
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net (loss)/ income	$ (16,470)	$ 10,555	$ (16,266)	$ 20,644
Weighted average units outstanding (basic and diluted)
Weighted average units outstanding (basic and diluted)	83,079,710	83,079,710	83,079,710	81,783,895
Earnings attributable to:
Earnings per unit (basic and diluted):	$ (0.2)	$ 0.13	$ (0.2)	$ 0.25
Earnings per unit - distributed (basic and diluted):	0	0.44	0	0.9
Loss per unit - undistributed (basic and diluted):	$ (0.2)	$ (0.31)	$ (0.2)	$ (0.65)